LONG-TERM INVESTMENTS - SCHEDULE (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 19, 2016	Nov. 30, 2015	Nov. 04, 2015	Jul. 01, 2014
LONG-TERM INVESTMENTS
Total Long-term Investments	CAD 6,836	CAD 7,008
Goodwill	859	885
Amortizable assets	687	568
Dividends received	CAD 825	719	CAD 564
Seaway Crude Pipeline System | Liquids Pipelines
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	50.00%
Equity Investments	CAD 3,129	3,251
Southern Access Extension Project | Liquids Pipelines
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	65.00%						65.00%
Equity Investments	CAD 759	713
Enbridge Rail (Philadelphia) L.L.C. | Liquids Pipelines
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	75.00%
Equity Investments	CAD 19	168
Texas Express Pipeline | Gas Pipelines and Processing
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	35.00%
Equity Investments	CAD 484	515
Alliance Pipeline | Gas Pipelines and Processing
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	50.00%
Equity Investments	CAD 411	427
Aux Sable | Gas Pipelines and Processing
LONG-TERM INVESTMENTS
Equity Investments	CAD 324	344
Aux Sable | Gas Pipelines and Processing | Minimum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	42.70%
Aux Sable | Gas Pipelines and Processing | Maximum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	50.00%
Vector Pipeline | Gas Pipelines and Processing
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	60.00%
Equity Investments	CAD 159	159
Offshore - various joint ventures | Gas Pipelines and Processing
LONG-TERM INVESTMENTS
Equity Investments	CAD 435	479
Offshore - various joint ventures | Gas Pipelines and Processing | Minimum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	22.00%
Offshore - various joint ventures | Gas Pipelines and Processing | Maximum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	74.30%
Rampion Offshore Wind Project
LONG-TERM INVESTMENTS
Ownership interest (as a percent)					24.90%	24.90%
Rampion Offshore Wind Project | Green Power and Transmission
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	24.90%
Equity Investments	CAD 345	201
Eolien Maritime France SAS
LONG-TERM INVESTMENTS
Ownership interest (as a percent)				50.00%
Eolien Maritime France SAS | Green Power and Transmission
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	50.00%
Equity Investments	CAD 58
Emerging Technologies and Other | Green Power and Transmission
LONG-TERM INVESTMENTS
Other Long-Term Investments	90	106
Other | Liquids Pipelines
LONG-TERM INVESTMENTS
Equity Investments	CAD 70	69
Other | Liquids Pipelines | Minimum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	30.00%
Other | Liquids Pipelines | Maximum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	43.90%
Other | Gas Pipelines and Processing
LONG-TERM INVESTMENTS
Equity Investments	CAD 4	12
Other | Gas Pipelines and Processing | Minimum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	33.30%
Other | Gas Pipelines and Processing | Maximum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	70.00%
Other | Green Power and Transmission
LONG-TERM INVESTMENTS
Equity Investments	CAD 100	109
Other | Green Power and Transmission | Minimum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	18.90%
Other | Green Power and Transmission | Maximum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	50.00%
Other | Eliminations and Other
LONG-TERM INVESTMENTS
Equity Investments	CAD 15	12
Other | Eliminations and Other | Minimum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	19.00%
Other | Eliminations and Other | Maximum
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	42.70%
Other | Eliminations and Other
LONG-TERM INVESTMENTS
Other Long-Term Investments	CAD 79	CAD 84
Noverco | Common shares
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	38.90%	38.90%
Noverco | Common shares | Gas Distribution
LONG-TERM INVESTMENTS
Ownership interest (as a percent)	38.90%
Noverco | Preference shares | Gas Distribution
LONG-TERM INVESTMENTS
Other Long-Term Investments	CAD 355	CAD 359